Financial instruments by category (Details) - ARS ($) $ in Millions		Jun. 30, 2019		Jun. 30, 2018
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost		$ 99,225	[1]	$ 95,113	[2]
Subtotal financial assets		148,012		158,387
Non-financial assets		7,782		8,156
Total		155,794		166,543
Financial liabilities at amortized cost		327,280	[1]	337,718	[2]
Subtotal financial liabilities		328,333		338,037
Non-financial liabilities		5,546		12,271
Total		333,879		350,308
Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost		14,768	[1]	16,280	[2]
Subtotal financial liabilities		14,768		16,280
Non-financial liabilities		5,546		12,271
Total		20,314		28,551
Borrowings Excluding Finance Leases [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost	[2]			321,438
Subtotal financial liabilities				321,438
Non-financial liabilities
Total				321,438
Foreign Currency Future Contracts [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost	[2]
Subtotal financial liabilities				12
Non-financial liabilities
Total				12
Forwards [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost	[2]
Subtotal financial liabilities				185
Non-financial liabilities
Total				185
Swaps [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost			[1]		[2]
Subtotal financial liabilities		134		73
Non-financial liabilities
Total		134		73
Other Derivative Financial Instruments [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost			[1]		[2]
Subtotal financial liabilities		919		49
Non-financial liabilities
Total		919		49
Borrowings Excluding Finance Leases [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost	[1]	312,512
Subtotal financial liabilities		312,512
Non-financial liabilities
Total		312,512
Restricted Assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[3]	7,460	[1]	9,784	[2]
Subtotal financial assets	[3]	7,460		9,784
Non-financial assets	[3]
Total	[3]	7,460		9,784
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		44,163		59,092
Financial liabilities at fair value through profit or loss				13
Level 1 [Member] | Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Foreign Currency Future Contracts [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Forwards [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Swaps [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Other Derivative Financial Instruments [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss				13
Level 1 [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Restricted Assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	[3]
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		1,677		921
Financial liabilities at fair value through profit or loss		1,005		270
Level 2 [Member] | Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Foreign Currency Future Contracts [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss				12
Level 2 [Member] | Forwards [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss				185
Level 2 [Member] | Swaps [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		134		73
Level 2 [Member] | Other Derivative Financial Instruments [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		871
Level 2 [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Restricted Assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	[3]
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		2,947		3,261
Financial liabilities at fair value through profit or loss		48		36
Level 3 [Member] | Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Foreign Currency Future Contracts [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Forwards [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Swaps [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Other Derivative Financial Instruments [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		48		36
Level 3 [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Restricted Assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	[3]
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost		28,988	[1]	29,024	[2]
Subtotal financial assets		28,988		29,024
Non-financial assets		7,782		8,156
Total		36,770		37,180
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Public Companies Securities [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost			[1]		[2]
Subtotal financial assets		1,123		1,492
Non-financial assets
Total		1,123		1,492
Public Companies Securities [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		957		1,282
Public Companies Securities [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		138
Public Companies Securities [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		28		210
Private Companies Securities [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost			[1]		[2]
Subtotal financial assets		1,826		1,817
Non-financial assets
Total		1,826		1,817
Private Companies Securities [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Private Companies Securities [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Private Companies Securities [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		1,826		1,817
Deposits [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost		3,664	[1]	2,172	[2]
Subtotal financial assets		3,700		2,209
Non-financial assets
Total		3,700		2,209
Deposits [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		36		37
Deposits [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Deposits [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Bonds [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost			[1]	16	[2]
Subtotal financial assets		18,788		23,705
Non-financial assets
Total		18,788		23,705
Bonds [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		16,728		21,669
Bonds [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		1,062		786
Bonds [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		998		1,234
Investments In Financial Assets With Quotation [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost			[1]		[2]
Subtotal financial assets		9,670		13,102
Non-financial assets
Total		9,670		13,102
Investments In Financial Assets With Quotation [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		9,234		13,102
Investments In Financial Assets With Quotation [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		436
Investments In Financial Assets With Quotation [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Foreign Currency Future Contracts [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost			[1]		[2]
Subtotal financial assets		29		110
Non-financial assets
Total		29		110
Foreign Currency Future Contracts [member] | Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Foreign Currency Future Contracts [member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		29		110
Foreign Currency Future Contracts [member] | Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Other Derivative Financial Instruments [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[2]
Subtotal financial assets				25
Non-financial assets
Total				25
Other Derivative Financial Instruments [Member] | Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Other Derivative Financial Instruments [Member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss				25
Other Derivative Financial Instruments [Member] | Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Clal [member] | Financial Assets Held-For-Sale, Category [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost			[1]		[2]
Subtotal financial assets		15,839		19,064
Non-financial assets
Total		15,839		19,064
Clal [member] | Level 1 [Member] | Financial Assets Held-For-Sale, Category [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		15,839		19,064
Clal [member] | Level 2 [Member] | Financial Assets Held-For-Sale, Category [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Clal [member] | Level 3 [Member] | Financial Assets Held-For-Sale, Category [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Cash At Bank And On Hand [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost		6,726	[1]	10,037	[2]
Subtotal financial assets		6,726		10,037
Non-financial assets
Total		6,726		10,037
Cash At Bank And On Hand [Member] | Level 1 [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Cash At Bank And On Hand [Member] | Level 2 [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Cash At Bank And On Hand [Member] | Level 3 [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Short Term Investments [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost		52,387	[1]	44,080	[2]
Subtotal financial assets		53,756		48,018
Non-financial assets
Total		53,756		48,018
Short Term Investments [Member] | Level 1 [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		1,369		3,938
Short Term Investments [Member] | Level 2 [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Short Term Investments [Member] | Level 3 [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]	28,988
Subtotal financial assets		28,988
Non-financial assets		7,782
Total		36,770
Trade And Other Receivables [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Other [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Other [Member] | Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Subtotal financial assets		107
Non-financial assets
Total		107
Other [Member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		12
Other [Member] | Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		$ 95

[1]	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 20).
[2]	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 20).
[3]	Corresponds to deposits in guarantee and escrows.